Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Shareholder ownership subsidiary, percentage	19.00%
Professional fees		$ 47,726
Accounts payable - related party	$ 45,000	31,500
Stock compensation expense		$ 252,000
General and administrative expenses, related party	45,000
Greenpro [Member]
Professional fees	$ 60,000